VY JPMorgan Small Cap Core Equity Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			3.21%	4.25%	8.38%
Performance Inception Date		Aug. 12, 2004
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			3.86%	4.89%	9.04%
Performance Inception Date		May 06, 2004
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			3.87%	4.90%	9.03%
Performance Inception Date		May 03, 2016
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class R6 | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			3.65%	4.63%	8.77%
Performance Inception Date		May 01, 2002
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			3.49%	4.47%	8.60%
Performance Inception Date		Sep. 09, 2002
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.